Note 18 Impairment test assumptions CGU goodwill in Mexico (Details) - MEXICO		Dec. 31, 2022 Rate	Dec. 31, 2021 Rate	Dec. 31, 2020 Rate
Impairment test assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	12.70%	14.50%	15.30%
Growth rate used to extrapolate cash flow projections		6.30%	5.70%	5.70%

[1]	(1) After tax discount rates.